REALIZED GAINS/(LOSSES) ON SALES OF INVESTMENTS, NET (Detail Textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized Investment Gains (Losses) [Abstract]
Gross realized gains on sales of investments	¥ 3,185,026	¥ 9,024,132	¥ 106,076,664
Gross realized losses on sales of investments		¥ 20,551,930	¥ 39,198,163